Earnings per share - Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic [Line Items]
Net earnings (loss)	$ (139,039)	$ 199,391	$ 131,247
Earnings (loss) attributable to common shareholders	(194,736)	144,547	74,417
Share-based compensation	0	0	0
Contingent consideration			0
Earnings (loss) attributable to common shareholders, diluted	$ (194,736)	$ 144,547	$ 74,417
Earnings (loss) attributable to common shareholders, shares	102,869,000	99,217,000	93,402,000
Share-based compensation, shares	0	61,000	131,000
Contingent consideration, shares			117,000
Earnings (loss) attributable to common shareholders, diluted shares	102,869,000	99,278,000	93,650,000
Earnings (loss) attributable to common shareholders, per share amount	$ (1.89)	$ 1.46	$ 0.80
Earnings (loss) attributable to common shareholders, per share diluted amount	$ (1.89)	$ 1.46	$ 0.79
Series A Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends			$ (3,395)
Series C Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (14,420)	$ (33,537)	(33,623)
Series C preferred share repurchases		(100)
Series D Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(9,900)	(10,086)	(10,036)
Series E Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(11,077)	$ (11,121)	$ (9,776)
Series F Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(6,055)
Series G Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	(7,404)
Series H Preferred Shares [Member]
Earnings Per Share Basic [Line Items]
Preferred share dividends	$ (6,841)